Equity Investments - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Equity [Abstract]
Distributions received from operating activities of equity investments	$ 70	$ 71
Contributions to equity method investment	$ 2	$ 0